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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-04058

Registrant Name: The Korea Fund, Inc.

Address of Principal Executive Offices: 555 Mission Street, Suite 1700, San Francisco, CA 94105

Name and Address of Agent for Service: Lawrence G. Altadonna — 1633 Broadway,

New York, New York 10019

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: June 30, 2012

Date of Reporting Period: September 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

The Korea Fund, Inc. Schedule of Investments

September 30, 2011 (unaudited)

Shares		Value*
COMMON STOCK—97.0%
Auto Components—6.2%
74,870	Hyundai Mobis	$21,205,911
374,602	Pyeong Hwa Automotive Co., Ltd.	5,122,266

		26,328,177

Automobiles—12.9%
160,565	Hyundai Motor Co.	28,069,608
439,500	Kia Motors Corp.	26,208,312

		54,277,920

Chemicals—6.2%
19,360	Honam Petrochemical Corp.	4,646,373
54,630	LG Chemical Ltd.	14,480,456
212,265	SKC Co., Ltd.	6,990,452

		26,117,281

Commercial Banks—8.7%
421,801	DGB Financial Group, Inc. (b)	4,994,800
563,040	Industrial Bank of Korea	6,536,593
393,947	KB Financial Group, Inc.	13,016,835
346,992	Shinhan Financial Group Co., Ltd.	12,098,436

		36,646,664

Construction & Engineering—1.2%
25,540	Samsung Engineering Co., Ltd.	4,930,929

Diversified Telecommunication Services—1.0%
145,478	KT Corp.	4,382,434

Electric Utilities—1.1%
263,960	Korea Electric Power Corp. (b)	4,618,897

Electronic Equipment, Instruments & Components—2.2%
247,910	LG Display Co., Ltd.	4,043,255
54,430	Samsung SDI Co., Ltd.	5,231,819

		9,275,074

Food Products—0.9%
3,030	Lotte Confectionery Co., Ltd.	3,891,466

Hotels, Restaurants & Leisure—1.6%
222,580	Hotel Shilla Co., Ltd. (d)	6,587,936

Household Durables—2.0%
146,580	LG Electronics, Inc.	8,369,529

Household Products—4.0%
37,500	LG Household & Health Care Ltd.	16,857,180

Industrial Conglomerates—1.1%
89,427	LG Corp.	4,467,315

The Korea Fund, Inc. Schedule of Investments

September 30, 2011 (unaudited) (continued)

Shares		Value*
Insurance—6.2%
63,464	Samsung Fire & Marine Insurance Co., Ltd.	$11,509,827
192,843	Samsung Life Insurance Co., Ltd.	14,681,826

		26,191,653

Internet & Catalog Retail—3.1%
111,281	Hyundai Home Shopping Network Corp.	12,910,541

Machinery—1.0%
17,490	Hyundai Heavy Industries Co., Ltd.	4,060,626

Media—1.0%
129,700	CJ E&M Corp. (b)	4,354,484

Metals & Mining—6.7%
75,090	Hyundai Steel Co.	5,466,137
38,790	Korea Zinc Co., Ltd.	9,463,546
43,514	POSCO	13,409,455

		28,339,138

Multiline Retail—2.7%
543,280	Hyundai Greenfood Co., Ltd.	6,457,881
14,500	Lotte Shopping Co., Ltd.	4,890,596

		11,348,477

Oil, Gas & Consumable Fuels—0.9%
82,983	GS Holdings	3,932,216

Pharmaceuticals—1.2%
68,108	Dong-A Pharmaceutical Co., Ltd. (d)	5,147,357

Semiconductors & Semiconductor Equipment—14.7%
357,442	Duksan Hi-Metal Co., Ltd. (b)	8,072,956
76,907	Samsung Electronics Co., Ltd.	53,700,803

		61,773,759

Software—2.4%
35,826	NCSoft Corp.	10,121,158

Textiles, Apparel & Luxury Goods—3.0%
128,298	Fila Korea Ltd.	7,678,776
159,770	Handsome Co., Ltd.	3,361,952
116,110	MK Trend Co., Ltd. (b)	1,650,900

		12,691,628

Tobacco—2.6%
173,490	KT&G Corp.	10,796,990

Trading Companies & Distributors—2.4%
146,610	Hyundai Corp.	3,681,708
113,900	Samsung C&T Corp.	6,629,871

		10,311,579

	Total Common Stock (cost—$362,341,097)	408,730,408

The Korea Fund, Inc. Schedule of Investments

September 30, 2011 (unaudited) (continued)

Shares		Value*
SHORT-TERM INVESTMENTS—1.7%

Collateral Invested for Securities on Loan (c)(e)—1.5%
6,078,097	BNY Institutional Cash Reserves Fund, 0.025% (cost—$6,078,097)	$6,078,097

Principal Amount (000s)
Time Deposits—0.2%

	$808	Bank of America - London, 0.03%, 10/3/11	807,821
		Brown Brothers Harriman & Co. - Grand Cayman,
HKD	29	0.005%, 10/3/11	3,686
	¥650	0.01%, 10/3/11	8,432
		JPMorgan Chase - London,
	£13	0.105%, 10/3/11	19,670
	€46	0.279%, 10/3/11	61,916

		Total Time Deposits (cost—$906,718)	901,525

		Total Short-Term Investments (cost—$6,984,815)	6,979,622

		Total Investments (cost—$369,325,912) (a)(f)—98.7%	415,710,030
		Other assets less liabilities—1.3%	5,481,279

		Net Assets—100.0%	$421,191,309

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available, or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Directors, or persons acting at their discretion pursuant to procedures established by the Board of Directors. The Fund’s investments are valued daily and the net asset value (“NAV”) is calculated as of the close of regular trading (normally 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business using prices supplied by dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. For foreign equity securities (with certain exceptions, if any), the Fund fair values its securities daily using modeling tools provided by a statistical research service. This service utilizes statistics and programs based on historical performance of markets and other economic data (which may include changes in the value of U.S. securities or security indices).

Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than U.S. dollar may be affected significantly on a day that the NYSE is closed. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold.

(a)	Securities with an aggregate value of $402,084,708, representing 95.5% of net assets, were valued utilizing modeling tools provided by a third-party vendor.

(b)	Non-income producing.

(c)	Purchased with cash proceeds from securities on loan.

(d)	All or portion of securities on loan with an aggregate market value of $5,769,806; cash collateral of $6,078,097 was received with which the Fund purchased short-term investments.

(e)	In connection with the Fund’s cash collateral investment in BNY Institutional Cash Reserves (“CR”) at September 12, 2008, the Fund may be subject to losses on investments in certain Lehman Brothers securities held in CR.

(f)	At September 30, 2011, the cost basis of portfolio securities for federal income tax purposes was $369,585,733. Gross unrealized appreciation was $93,259,436; gross unrealized depreciation was $47,135,139; and net unrealized appreciation was $46,124,297. The difference between book and tax cost basis was attributable to wash sales.

Glossary:

£—British Pound

€—Euro

HKD—Hong Kong Dollar

¥—Japanese Yen

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

The valuation techniques used by the Fund to measure fair value during the three months ended September 30, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Fund utilized the estimation of the price that would have prevailed in a liquid market for a foreign equity given information available at the time of evaluation.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principals.

Equity Securities (Common and Preferred Stock) — Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at September 30, 2011 in valuing the Fund’s assets and liabilities is listed below:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 9/30/11
Investments in Securities - Assets
Common Stock:
Commercial Banks	$4,994,800	$31,651,864	—	$36,646,664
Textiles, Apparel & Luxury Goods	1,650,900	11,040,728	—	12,691,628
All Other	—	359,392,116	—	359,392,116
Short-Term Investments	—	6,979,622	—	6,979,622

Total Investments	$6,645,700	$409,064,330	—	$415,710,030

There were no significant transfers between Levels 1 and 2 during the three months ended September 30, 2011.

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: The Korea Fund, Inc.

By:	/s/ Robert Goldstein
Robert Goldstein
President & Chief Executive Officer
Date:	November 23, 2011

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
Treasurer, Principal Financial & Accounting Officer
Date:	November 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Goldstein
Robert Goldstein
President & Chief Executive Officer
Date:	November 23, 2011

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
Treasurer, Principal Financial & Accounting Officer
Date:	November 23, 2011